UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):

        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Northeast Investors Trust
Address:        125 High Street
                Suite 1802
                Boston MA 02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David A. Randall
Title:          Chief Compliance Officer
Phone:          800-225-6704 x8111

Signature, Place, and Date of Signing:
/s/ David A Randall                  Boston, MA                    11/14/2012
[Signature]                          [City, State]                 [Date]

Report Type
(Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: 63,612 (thousands)

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FORM 13F AS OF  9/30/2012
NORTHEAST INVESTORS TRUST
                                                                                              Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 ______________                 _____       _________________  _____________________          ________            ________
COMMON STOCKS
 CITIGROUP INC                  172967424        43,039,364.00        1,315,384.000         1,315,384.000        1,315,384.000
 CORE-MARK HOLDING CO INC       218681104        13,355,432.00          277,602.000           277,602.000          277,602.000
 KAISER ALUMINUM CORP           483007704           361,142.00            6,185.000             6,185.000            6,185.000
 NL INDUSTRIES                  629156407         5,862,198.00          510,200.000           510,200.000          510,200.000
 ROCK-TENN COMPANY              772739207           993,558.00           13,765.000            13,765.000           13,765.000
 COMMON STOCKS                  TOTAL *          63,611,694.00        2,123,136.000         2,123,136.000        2,123,136.000
                          GRAND TOTAL **         63,611,694.00        2,123,136.000         2,123,136.000        2,123,136.000



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